Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid materials and supplies	$ 5,216	$ 3,675
Prepaid professional services	94	154
Derivative asset	1,104	0
Other prepaid expenses and current assets	2,878	2,400
Total	$ 9,292	$ 6,229